Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	16-0380815
Plan number	002
Total Investments	$ 72,622,160
Investment, Identifier [Axis]: Common Stocks | Chemung Financial Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	95,292
Total Investments	$ 5,317,294
Investment, Identifier [Axis]: Mutual funds | American Century Small Cap Value
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	30,687
Total Investments	$ 275,263
Investment, Identifier [Axis]: Mutual funds | Calvert International Core Responsible Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	215
Total Investments	$ 8,137
Investment, Identifier [Axis]: Mutual funds | Calvert Small Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	47
Total Investments	$ 1,455
Investment, Identifier [Axis]: Mutual funds | Calvert US Mid-Cap Core Responsible Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	77
Total Investments	$ 3,356
Investment, Identifier [Axis]: Mutual funds | Dodge & Cox Income Fund Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	16,900
Total Investments	$ 217,170
Investment, Identifier [Axis]: Mutual funds | Dodge & Cox Stock Fund Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	412,412
Total Investments	$ 6,841,912
Investment, Identifier [Axis]: Mutual funds | Federated Hermes Total Return
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	118,833
Total Investments	$ 1,139,604
Investment, Identifier [Axis]: Mutual funds | Fidelity Contrafund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	160,296
Total Investments	$ 3,895,191
Investment, Identifier [Axis]: Mutual funds | Fidelity International Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	57,167
Total Investments	$ 3,475,731
Investment, Identifier [Axis]: Mutual funds | Fidelity Investments Money Market Government
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	4,953,552
Total Investments	$ 4,953,552
Investment, Identifier [Axis]: Mutual funds | Fidelity NASDAQ Composite Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	5,930
Total Investments	$ 1,749,079
Investment, Identifier [Axis]: Mutual funds | Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	13,950
Total Investments	$ 504,583
Investment, Identifier [Axis]: Mutual funds | Fidelity Treasury Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	6,026
Total Investments	$ 6,026
Investment, Identifier [Axis]: Mutual funds | Fidelity US Sustainability Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	2,033
Total Investments	$ 61,960
Investment, Identifier [Axis]: Mutual funds | Guggenheim Core Bond Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	52,651
Total Investments	$ 869,267
Investment, Identifier [Axis]: Mutual funds | JPMorgan Emerging Markets Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	4,984
Total Investments	$ 208,635
Investment, Identifier [Axis]: Mutual funds | JPMorgan Large Cap Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	25,003
Total Investments	$ 2,161,260
Investment, Identifier [Axis]: Mutual funds | Legg Mason Clearbridge Small Cap Growth I Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	25,844
Total Investments	$ 936,587
Investment, Identifier [Axis]: Mutual funds | Lord Abbett Short Duration Income
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	183,939
Total Investments	$ 715,523
Investment, Identifier [Axis]: Mutual funds | Parnassus Core Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	512
Total Investments	$ 28,734
Investment, Identifier [Axis]: Mutual funds | Parnassus Endeavor Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	183
Total Investments	$ 10,211
Investment, Identifier [Axis]: Mutual funds | Putnam Large Cap Value Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	125,653
Total Investments	$ 4,934,407
Investment, Identifier [Axis]: Mutual funds | RBC Emerging Markets Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	59,856
Total Investments	$ 1,026,527
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price Retirement 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	15,745
Total Investments	$ 277,750
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price Retirement 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	19,192
Total Investments	$ 532,590
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price Retirement 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	85,474
Total Investments	$ 1,998,392
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price Retirement 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	2,959
Total Investments	$ 101,780
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price Retirement 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	11,250
Total Investments	$ 285,976
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price Retirement 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	1,416
Total Investments	$ 30,636
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price Retirement 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	1,149
Total Investments	$ 21,813
Investment, Identifier [Axis]: Mutual funds | T. Rowe Price Retirement 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	474
Total Investments	$ 7,013
Investment, Identifier [Axis]: Mutual funds | Vanguard 500 Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	28,871
Total Investments	$ 18,241,798
Investment, Identifier [Axis]: Mutual funds | Vanguard Dividend Growth Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	22,071
Total Investments	$ 725,041
Investment, Identifier [Axis]: Mutual funds | Vanguard Extended Market Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	11,300
Total Investments	$ 1,792,407
Investment, Identifier [Axis]: Mutual funds | Vanguard High Yield Corp-Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	131,953
Total Investments	$ 734,977
Investment, Identifier [Axis]: Mutual funds | Vanguard International Growth Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	5,724
Total Investments	$ 652,460
Investment, Identifier [Axis]: Mutual funds | Vanguard Long-Term Government Bond Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	13,178
Total Investments	$ 247,615
Investment, Identifier [Axis]: Mutual funds | Vanguard Mid Cap Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	2,435
Total Investments	$ 874,915
Investment, Identifier [Axis]: Mutual funds | Vanguard S&P Mid-Cap 400 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	1,816
Total Investments	$ 809,822
Investment, Identifier [Axis]: Mutual funds | Vanguard Short-Term Investment-Grade Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	127,967
Total Investments	$ 1,346,218
Investment, Identifier [Axis]: Mutual funds | Vanguard Total Bond Market Index Admiral Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares (in shares) | shares	470,777
Total Investments	$ 4,599,493